LEASES	9 Months Ended
Sep. 30, 2022
Leases [Abstract]
LEASES

7.	LEASES

The Company has entered into operating leases primarily for office space. These leases have terms which range from two years to six years, and often include one or more options to renew or in the case of equipment rental, to purchase the equipment.

In January 2022, the Company signed a new lease agreement to extend the term until March 2024 of the Company’s office space in Boca Raton, Florida. The total legally binding minimum lease payments for this agreement is approximately $94,898.

Based on the present value of the lease payments for the remaining lease term of the Company's existing leases, the Company recognized $384,117 in noncurrent right of use (“ROU”) assets, $201,592 in current lease liabilities and $160,828 in noncurrent lease liabilities from operating leases as of September 30, 2022.

Because the rate implicit in each lease is not readily determinable, the Company uses its incremental borrowing rate to determine the present value of the lease payments.

Information related to the Company's operating ROU assets and related lease liabilities are as follows:

Nine Months Ended September 30, 2022
Cash paid for operating lease liabilities	$344,721
Weighted-average remaining lease term	1.0
Weighted-average discount rate	10%

For the three months ended September 30, 2022 and 2021, the Company recorded rent expenses related to lease obligations of $109,829 and $90,993, respectively. For the nine months ended September 30, 2022 and 2021, the Company recorded rent expenses related to lease obligations of $330,462 and $272,980, respectively. Rent expenses related to lease obligations are allocated between cost of goods sold and selling, general and administrative expenses in the Company’s condensed consolidated statement of operations.

The following table presents the future minimum payment obligations and aggregate present value of lease liabilities for operating leases as of September 30, 2022:

Remainder of 2022	$101,990
2023	114,411
2024	50,235
2025	40,291
2026	42,306
Thereafter	44,421
Total future lease payments	393,654
Less: Imputed interest	(31,234)
Present value of lease liabilities	$362,420